UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2010
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            11/12/2010
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       80

Form 13f Information Table Value Total:                  22371384
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   512502 13104114 SH       Sole                 10278114           2826000
                                                            408418 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   409330 15665123 SH       Sole                 12627123           3038000
                                                            354610 13571000 SH       Defined 01           13571000
Campbell Soup Company          COM              134429109   333976  9341995 SH       Sole                  7478995           1863000
                                                            342992  9594179 SH       Defined 01            9594179
CEMEX S.A.B. de C.V. ADR       COM              151290889   720569 84772837 SH       Sole                 68434641          16338196
                                                            418376 49220680 SH       Defined 01           49220680
Chesapeake Energy Corporation  COM              165167107  1258362 55556829 SH       Sole                 46564787           8992042
                                                            579762 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1179339 90928234 SH       Sole                 75399699          15528535
                                                            658285 50754465 SH       Defined 01           50754465
Diageo Plc - ADR               COM              25243Q205    18496   268022 SH       Sole                   268022
Dillard's Inc.                 COM              254067101     2570   108717 SH       Sole                                     108717
                                                            163346  6909748 SH       Defined 01            6909748
DineEquity Inc                 COM              254423106    10183   226400 SH       Sole                   127000             99400
                                                            133955  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1664970 39994474 SH       Sole                 32790006           7204468
                                                            696734 16736333 SH       Defined 01           16736333
Everest Re Group Ltd.          COM              G3223R108   357540  4134848 SH       Sole                  3102200           1032648
                                                            115437  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104    52774  2140083 SH       Sole                  1000383           1139700
                                                            177956  7216400 SH       Defined 01            7216400
FedEx Corporation              COM              31428X106   393082  4597452 SH       Sole                  3729452            868000
                                                            313753  3669629 SH       Defined 01            3669629
InterContinental Hotels Group  COM              45857P301    14202   791660 SH       Sole                   400855            390805
                                                              2274   126728 SH       Defined 01             126728
Level 3 Communications Inc.    COM              52729N100   248272 264879784 SH      Sole                218366178          46513606
                                                            201415 214888754 SH      Defined 01          214888754
Liberty Media Corporation Inte COM              53071M104   527234 38456197 SH       Sole                 30899728           7556469
                                                            335350 24460224 SH       Defined 01           24460224
Loews Corporation              COM              540424108   465776 12289600 SH       Sole                 10377600           1912000
                                                            356082  9395300 SH       Defined 01            9395300
Markel Corporation             COM              570535104   176260   511507 SH       Sole                   389710            121797
                                                             99242   288000 SH       Defined 01             288000
Martin Marietta Materials Inc. COM              573284106   226782  2946369 SH       Sole                  2395069            551300
                                                            113762  1478000 SH       Defined 01            1478000
Pioneer Natural Resources Comp COM              723787107   401274  6170591 SH       Sole                  4718791           1451800
                                                            616413  9478900 SH       Defined 01            9478900
Potlatch Corporation           COM              737630103     1297    38142 SH       Sole                                      38142
                                                             89323  2627155 SH       Defined 01            2627155
Royal Philips Electronics ADR  COM              500472303   145585  4648299 SH       Sole                  3446499           1201800
                                                            106699  3406731 SH       Defined 01            3406731
Ruddick Corporation            COM              781258108     1702    49079 SH       Sole                                      49079
                                                            107767  3107459 SH       Defined 01            3107459
Sealed Air Corporation         COM              81211K100    65731  2923959 SH       Defined 01            2923959
Service Corporation Internatio COM              817565104   133760 15517400 SH       Sole                 11930500           3586900
                                                            124533 14447000 SH       Defined 01           14447000
Shanda Games Limited - ADR     COM              81941U105    11385  2124000 SH       Sole                  2124000
                                                             20899  3899000 SH       Defined 01            3899000
Shanda Interactive Entertainme COM              81941Q203    12489   319000 SH       Sole                   319000
                                                             25408   649000 SH       Defined 01             649000
Symantec Corporation           COM              871503108   401436 26532471 SH       Sole                 24055809           2476662
Telephone and Data Systems Inc COM              879433100    18506   564200 SH       Sole                   523400             40800
                                                             50210  1530800 SH       Defined 01            1530800
Telephone and Data Systems Inc COM              879433860   137387  4846094 SH       Sole                  3536446           1309648
                                                            160637  5666200 SH       Defined 01            5666200
Texas Industries Inc.          COM              882491103     5311   168500 SH       Sole                   105000             63500
                                                            138383  4390320 SH       Defined 01            4390320
The Travelers Companies Inc.   COM              89417E109   230256  4419500 SH       Sole                  3641500            778000
                                                            352715  6769960 SH       Defined 01            6769960
The Washington Post Company    COM              939640108    39662    99301 SH       Sole                    95115              4186
                                                            115429   289000 SH       Defined 01             289000
tw telecom inc.                COM              87311L104   253758 13664965 SH       Sole                 11096618           2568347
                                                            251208 13527621 SH       Defined 01           13527621
Verizon Communications Inc.    COM              92343V104    62573  1920000 SH       Sole                  1168000            752000
Vodafone Group Plc ADR         COM              92857W209   156092  6291479 SH       Sole                  5001479           1290000
                                                             41711  1681235 SH       Defined 01            1681235
Vulcan Materials Company       COM              929160109    30581   828300 SH       Sole                   627300            201000
                                                            166686  4514800 SH       Defined 01            4514800
Walt Disney Company            COM              254687106  1048692 31682551 SH       Sole                 25880426           5802125
                                                            480281 14510000 SH       Defined 01           14510000
Wendy's/Arby's Group Inc.      COM              950587105   122704 27087000 SH       Defined 01           27087000
Willis Group Holdings PLC      COM              G96666105   187178  6073255 SH       Sole                  4885255           1188000
                                                            276856  8983000 SH       Defined 01            8983000
Worthington Industries Inc.    COM              981811102     1644   109400 SH       Sole                                     109400
                                                             98912  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101  1009627 21919821 SH       Sole                 17948134           3971687
                                                            512394 11124483 SH       Defined 01           11124483
Level 3 Communications Inc. Co CONV             52729NBM1   112320 100062000 PRN     Defined 01          100062000
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